SCHEDULE OF LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loss after income tax for the year attributable to shareholders	$ (33,009)		$ (2,442)
Basic loss per share attributable to shareholders	$ (39.46)	[1]	$ (3.36)	[2],[3]
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	837,000		727,000	[2]
Diluted loss per share attributable to shareholdersDiluted loss per share attributable to shareholders	$ (39.46)	[1]	$ (3.36)	[3]
Reverse Stock Split [Member]
IfrsStatementLineItems [Line Items]
Loss after income tax for the year attributable to shareholders	$ (33,009)		$ (2,442)
Basic loss per share attributable to shareholders	$ (1.79)		$ (0.15)
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic and diluted loss per share	18,404,000		15,984,000
Diluted loss per share attributable to shareholdersDiluted loss per share attributable to shareholders	$ (1.79)		$ (0.15)
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Loss after income tax for the year attributable to shareholders					$ (6,184)	$ (4,939)	$ (4,573)
Basic loss per share attributable to shareholders					$ (0.04)	$ (0.03)	$ (0.04)
Weighted average number of ordinary shares
Weighted average number of ordinary shares used in calculating basic and diluted loss per share					167,855	151,850	125,960
Diluted loss per share attributable to shareholdersDiluted loss per share attributable to shareholders					$ (0.04)	$ (0.03)	$ (0.04)

[1]	After giving effect to the reverse stock split (see also Note 9.1)
[2]	Restated as a result of the SPAC transaction
[3]	Restated as a result of the SPAC transaction and after giving effect to the reverse stock split (see also Note 1 and 9.1)